Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Material accounting policies [Abstract]
Estimated Useful Lives of Assets
Management Group estimates the following useful life for the major assets.

Years

Buildings	40 years
Elevators	10 years
Furniture, fixtures, and equipment (“FF&E”)	5 years
Operating, supplies and equipment (“OS&E”)	2 years
Computer equipment	3-4 years
Transportation Equipment	4 years
Furniture	10 years
Equipment and other assets	10 years